Parent only financial information - Condensed Statements of Results of Operations (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (69,204)	$ (9,544)	¥ (134,300)
Total operating expenses	(88,784)	(12,244)	(182,899)
Loss from operations	(68,969)	(9,511)	(178,193)
Other income:
Interest income, net	(69)	(10)	(1,797)
Other income, net	88,617	12,221	50,880
(Loss) Income before income tax	6,452	890	(186,626)
Income tax expense	(2,909)	(401)	5,474
Net (loss) income	9,458	1,304	(196,845)
Net (loss) income attributable to ordinary shareholders	9,458	$ 1,304	(196,845)
Reportable Legal Entities | Parent Company
Operating expenses:
General and administrative expenses	(5,188)		(150,286)
Total operating expenses	(5,188)		(150,286)
Loss from operations	(5,188)		(150,286)
Equity (loss) income of subsidiaries and the VIE and VIE's subsidiaries	20,474		(110,690)
Other income:
Interest income, net	0		1,297
Other income, net	1,710		8,620
(Loss) Income before income tax	16,996		(251,059)
Income tax expense	0
Net (loss) income	16,996		(251,059)
Accretion of Redeemable Convertible Preferred Shares	0
Deemed dividend to preferred shareholder	0
Net (loss) income attributable to ordinary shareholders	¥ 16,996		¥ (251,059)